GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 11, 2021	Oct. 05, 2020	Sep. 03, 2020	Jul. 06, 2020	Jul. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Comprehensive loss						$ 7,246	$ 4,053	$ 1,279
Accumulated deficit						$ 23,727	$ 16,481
Reverse split				3-for-1
Warrants expired	5 years 6 months
Warrants issue to purchase ordinary shares	1,304,346				419,673	3,950,217
Proceeds from Issuance of Private Placement	$ 5,554				$ 1,930
Private placement fee						$ 390
Reimbursement Expense						$ 40
Warrants exercise price	$ 4.60					$ 5.06		$ 100
Ordinary shares warrants purchase	652,173				419,673	52,173
Exercise Of Warrants Total					$ 1,930
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, issued			2,500,000
Shares issued, price per share (in Dollars per share)			$ 8.00
Gross proceeds (in Dollars)			$ 20,000
Net proceeds (in Dollars)			$ 17,300
Warrants expired			5 years
Exercise price (in Dollars per share)			$ 8.80
Warrants exercise price			$ 8.80
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, issued	1,304,346
Combined purchase price	$ 4.60					$ 4.60
Proceeds from Issuance of Private Placement	$ 6,000
Ordinary shares warrants purchase						652,173
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issue to purchase ordinary shares		375,000
Proceeds from Issuance of Private Placement		$ 3